Pension Benefits Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Pension Plan, Postemployment Benefit Period	5 years
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 90
Defined Contribution Plan, Cost Recognized	$ 55	$ 49	$ 48